SALES LEASEBACK	3 Months Ended
Jun. 30, 2014
SALES LEASEBACK [Text Block]

NOTE 11 - SALES LEASEBACK

On April 2, 2014 the Company entered into a sale-leaseback transaction with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment with an original cost of $208,773 acquired in August 2013. Under the terms of the sale leaseback agreement, the Company received proceeds of $188,000 in April 2014 and recorded a loss on sales leaseback of $20,773.